Segmented information - Segmented Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($) segment	Dec. 31, 2017 CAD ($)	Jan. 01, 2017 CAD ($)
Operating Segments [Abstract]
Number of operating segments | segment	3
Disclosure of operating segments [line items]
Total operating revenues	$ 23,468	$ 22,757
Operating costs	(13,933)	(13,475)
Segment profit	9,535	9,282
Severance, acquisition and other costs	(136)	(190)
Depreciation and amortization	(4,014)	(3,844)
Finance costs
Interest expense	(1,000)	(955)
Interest on post-employment benefit obligations	(69)	(72)
Other expense	(348)	(102)
Income taxes	(995)	(1,069)
Net earnings (losses)	2,973	3,050
Goodwill	10,658	10,428	$ 8,958
Indefinite-life intangible assets	8,107	8,228
Capital expenditures	3,971	4,034
BELL WIRELESS
Disclosure of operating segments [line items]
Total operating revenues	8,372	7,881
Finance costs
Goodwill	3,048	3,032
Indefinite-life intangible assets	3,948	3,891
Capital expenditures	656	731
BELL WIRELINE
Disclosure of operating segments [line items]
Total operating revenues	12,419	12,200
Finance costs
Goodwill	4,679	4,497
Indefinite-life intangible assets	1,692	1,692
Capital expenditures	3,201	3,174
BELL MEDIA
Disclosure of operating segments [line items]
Total operating revenues	2,677	2,676
Finance costs
Goodwill	2,931	2,899
Indefinite-life intangible assets	2,467	2,645
Capital expenditures	114	129
Intersegment eliminations
Disclosure of operating segments [line items]
Total operating revenues	(737)	(673)
Operating costs	737	673
Intersegment eliminations | BELL WIRELESS
Disclosure of operating segments [line items]
Total operating revenues	50	45
Intersegment eliminations | BELL WIRELINE
Disclosure of operating segments [line items]
Total operating revenues	243	200
Intersegment eliminations | BELL MEDIA
Disclosure of operating segments [line items]
Total operating revenues	444	428
Operating segments | BELL WIRELESS
Disclosure of operating segments [line items]
Total operating revenues	8,422	7,926
Operating costs	(4,856)	(4,550)
Segment profit	3,566	3,376
Operating segments | BELL WIRELINE
Disclosure of operating segments [line items]
Total operating revenues	12,662	12,400
Operating costs	(7,386)	(7,210)
Segment profit	5,276	5,190
Operating segments | BELL MEDIA
Disclosure of operating segments [line items]
Total operating revenues	3,121	3,104
Operating costs	(2,428)	(2,388)
Segment profit	$ 693	$ 716